Offerings	Sep. 04, 2024 USD ($) shares
Offering: 1
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common shares representing beneficial interests in Compass Diversified Holdings
Amount Registered | shares	8,631,000
Maximum Aggregate Offering Price	$ 204,641,010
Amount of Registration Fee	$ 0
Carry Forward Form Type	S-3
Carry Forward File Number	333-259374
Carry Forward Initial Effective Date	Sep. 07, 2021
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 30,205.01
Offering Note
Each common share representing one beneficial interest in Compass Diversified Holdings (hereinafter referred to as a “common share”) corresponds to one underlying trust common interest of Compass Group Diversified Holdings LLC (hereinafter referred
to as a “trust common interest”). If the trust is dissolved, each common share will be exchanged for a trust common interest.
Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), the common shares registered pursuant to this
prospectus supplement consist of 8,631,000 unsold common shares (the “Unsold Common Shares”) previously registered
on the prospectus supplement filed on April 12, 2024, and the accompanying base prospectus contained in the registration statement on Form
S-3
(Registration
No. 333-259374)
filed on September 7, 2021 (collectively, the “2024 April Prospectus Supplement”). In connection with the registration of the Unsold Common Shares on the 2024 April Prospectus Supplement, a registration fee of $30,205.01 was paid, which registration fee will
continue to be applied to the Unsold Common Shares included in this prospectus supplement. Accordingly, there is no registration fee due in connection with this prospectus supplement. Pursuant to Rule 415(a)(6), the offering of the Unsold Common Shares registered under the 2024 April Prospectus Supplement will be deemed terminated as of the date of effectiveness of the registration statement of which this prospectus supplement is a part.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Trust common interests of Compass Group Diversified Holdings LLC
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Carry Forward Form Type	S-3
Carry Forward File Number	333-259374
Carry Forward Initial Effective Date	Sep. 07, 2021
Offering Note
Each common share representing one beneficial interest in Compass Diversified Holdings (hereinafter referred to as a “common share”) corresponds to one underlying trust common interest of Compass Group Diversified Holdings LLC (hereinafter referred
to as a “trust common interest”). If the trust is dissolved, each common share will be exchanged for a trust common interest.
Pursuant to Rule 457(i) under the Securities Act, no registration fee is payable with respect to the trust common interests
because no additional consideration will be received by Compass Diversified Holdings upon exchange of the common shares.